Income Taxes (Details) - Schedule of income tax (benefit) expense - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State			56	6
Current Federal and State, Tax Expense (Benefit)			56	6
Deferred taxes
Income tax benefit	$ (28,442)		$ 56	$ 6